UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09086

TD ASSET MANAGEMENT USA FUNDS INC. (FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2015

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

2

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 59.7%
CONSUMER DISCRETIONARY — 8.4%
Comcast
5.90%, 3/15/16	$400,000	$428,037
5.85%, 11/15/15	450,000	474,672
5.70%, 5/15/18	330,000	373,936
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	425,000	424,105
1.25%, 1/11/16 (A)	740,000	743,954
Discovery Communications LLC
3.70%, 6/1/15	740,000	753,145
Ford Motor Credit LLC
1.72%, 12/6/17	900,000	894,642
1.70%, 5/9/16	1,380,000	1,390,295
1.50%, 1/17/17	840,000	839,027
Toyota Motor Credit MTN
1.75%, 5/22/17	250,000	253,543
		6,575,356
CONSUMER STAPLES — 1.5%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	200,000	197,366
Coca-Cola
1.80%, 9/1/16	670,000	683,868
SABMiller Holdings
2.45%, 1/15/17 (A)	290,000	296,407
		1,177,641
ENERGY — 6.3%
Enterprise Products Operating LLC
1.25%, 8/13/15	630,000	632,296
Enterprise Products Partners
6.30%, 9/15/17	850,000	967,719
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,248,000	1,249,533
3.50%, 3/1/16	750,000	772,700
Occidental Petroleum
2.50%, 2/1/16	273,000	279,032
Shell International Finance
0.90%, 11/15/16	300,000	301,355
TransCanada PipeLines
3.40%, 6/1/15	745,000	757,051
		4,959,686
FINANCIALS — 32.2%
AvalonBay Communities MTN
5.75%, 9/15/16‡	95,000	103,269
Bank of America
3.88%, 3/22/17	930,000	980,254
1.13%, 11/14/16	1,150,000	1,149,075
0.49%, 10/14/16	550,000	548,024
Bank of Montreal MTN
0.80%, 11/6/15	1,774,000	1,780,315
Bank of New York Mellon
0.70%, 10/23/15	200,000	200,572
Bank of Nova Scotia
2.15%, 8/3/16 (A)	1,625,000	1,663,625
BB&T MTN
2.25%, 2/1/19	700,000	704,751
Berkshire Hathaway
2.10%, 8/14/19	100,000	100,549
0.80%, 2/11/16	580,000	581,056

3

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Citigroup
1.70%, 7/25/16	$690,000	$697,037
1.55%, 8/14/17	725,000	723,164
1.30%, 4/1/16	950,000	954,294
Commonwealth Bank of Australia NY
2.25%, 3/13/19	250,000	251,174
1.40%, 9/8/17	500,000	499,395
ERP Operating
5.13%, 3/15/16‡	1,000,000	1,058,208
General Electric Capital MTN
1.63%, 7/2/15	90,000	90,780
1.60%, 11/20/17	750,000	754,261
1.00%, 1/8/16	1,040,000	1,045,286
JPMorgan Chase
6.00%, 10/1/17	350,000	391,971
3.40%, 6/24/15	355,000	361,402
3.15%, 7/5/16	1,105,000	1,142,945
2.35%, 1/28/19	225,000	226,547
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	310,769
1.70%, 6/29/15 (A)	450,000	453,906
1.50%, 1/10/18 (A)	315,000	313,262
National Australia Bank MTN
2.75%, 3/9/17	500,000	517,825
PNC Bank
1.13%, 1/27/17	1,350,000	1,350,614
0.80%, 1/28/16	365,000	365,728
Royal Bank of Canada MTN
2.15%, 3/15/19	345,000	347,024
1.45%, 9/9/16	750,000	757,316
Simon Property Group
4.20%, 2/1/15‡	683,000	683,000
2.20%, 2/1/19‡	250,000	252,401
1.50%, 2/1/18‡ (A)	220,000	218,627
US Bancorp MTN
1.65%, 5/15/17	500,000	505,727
US Bank
1.10%, 1/30/17	1,000,000	1,001,412
Ventas Realty
3.13%, 11/30/15‡	550,000	563,795
2.00%, 2/15/18‡	195,000	195,858
Wells Fargo
6.00%, 11/15/17	200,000	226,203
Wells Fargo MTN
1.25%, 7/20/16	750,000	755,072
0.86%, 4/23/18	300,000	301,365
Westpac Banking
2.45%, 11/28/16 (A)	220,000	226,475
		25,354,333
HEALTH CARE — 1.0%
Amgen
1.25%, 5/22/17	800,000	794,554

INDUSTRIALS — 1.6%
Cooper U.S.
5.45%, 4/1/15	350,000	357,299
Eaton
1.50%, 11/2/17	100,000	99,815
General Electric
5.25%, 12/6/17	500,000	556,438

4

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Norfolk Southern
5.75%, 1/15/16	$250,000	$264,569
		1,278,121
INFORMATION TECHNOLOGY — 1.7%
Apple
1.05%, 5/5/17	1,020,000	1,019,913
Cisco Systems
2.13%, 3/1/19	300,000	301,188
		1,321,101
TELECOMMUNICATION SERVICES — 5.3%
AT&T
1.40%, 12/1/17	225,000	224,303
0.80%, 12/1/15	1,210,000	1,208,900
Rogers Communications
7.50%, 3/15/15	439,000	450,230
Verizon Communications
2.50%, 9/15/16	790,000	813,343
2.00%, 11/1/16	1,415,000	1,439,977
		4,136,753
UTILITIES — 1.7%
Consolidated Edison of New York
5.30%, 12/1/16	560,000	610,385
Duke Energy Carolinas LLC
1.75%, 12/15/16	529,000	538,322
PacifiCorp
5.50%, 1/15/19	180,000	204,377
		1,353,084
TOTAL CORPORATE OBLIGATIONS		46,950,629
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	418,880	425,425

U.S. Treasury Notes
1.75%, 5/31/16	2,250,000	2,299,043
1.00%, 9/30/16 to 10/31/16	11,800,000	11,912,466
0.88%, 7/15/17	1,860,000	1,862,760
0.63%, 7/15/16	2,500,000	2,509,960
TOTAL U.S. TREASURY OBLIGATIONS		19,009,654
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 9.5%
FANNIE MAE — 4.4%
12.00%, 8/1/16 to 3/1/17 (B)	1,891	1,902
10.00%, 2/1/25 (B)	4,899	5,329
9.50%, 8/1/22 (B)	2,736	2,970
8.50%, 9/1/15 (B)	7,588	7,639
8.00%, 5/1/15 to 1/1/16 (B)	19,437	19,690
7.50%, 3/1/15 to 3/1/31 (B)	68,757	70,991
7.00%, 12/1/15 to 7/1/31 (B)	69,801	71,949
6.50%, 12/1/14 to 11/1/37 (B)	946,367	1,047,387
6.00%, 5/1/16 to 5/1/38 (B)	1,084,665	1,203,290
5.50%, 6/1/18 to 6/1/24 (B)	593,351	632,384
5.00%, 3/1/23 (B)	14,045	15,187
4.50%, 5/1/18 to 1/1/19 (B)	228,176	240,086
4.00%, 5/1/23 (B)	127,363	136,326
2.35%, 1/1/16 (B)	4,236	4,238
		3,459,368
FREDDIE MAC — 2.7%
12.00%, 7/1/20 (B)	342	344
9.00%, 6/1/16 to 7/1/30 (B)	7,207	8,512
8.00%, 5/1/15 to 2/1/17 (B)	7,626	7,825
7.00%, 12/1/14 to 7/1/17 (B)	79,924	82,985

5

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
6.50%, 4/1/17 to 2/1/19 (B)	$18,490	$19,371
6.00%, 11/1/17 to 8/1/24 (B)	203,185	217,806
5.50%, 12/1/17 to 2/1/37 (B)	1,117,953	1,209,497
5.00%, 10/1/23 (B)	40,232	42,471
4.50%, 4/1/21 to 1/1/25 (B)	46,185	49,109
3.00%, 9/1/21 (B)	493,115	513,951
		2,151,871
GINNIE MAE — 2.4%
7.00%, 12/15/23 to 12/15/38	428,301	475,135
6.50%, 4/15/16 to 7/15/29	38,340	41,678
6.00%, 12/15/16 to 2/15/32	415,585	443,367
5.50%, 10/15/23	560,497	606,943
4.50%, 11/15/23 to 7/15/24	231,767	245,523
4.00%, 3/15/19	80,045	85,277
		1,897,923
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		7,509,162
REGIONAL GOVERNMENT OBLIGATION — 1.6%
Province of Nova Scotia Canada
2.38%, 7/21/15	1,270,000	1,289,578

TOTAL REGIONAL GOVERNMENT OBLIGATION		1,289,578
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	119,757

TOTAL MUNICIPAL OBLIGATION		119,757
REPURCHASE AGREEMENT — 4.4%
Counterparty: Bank of Nova Scotia
0.10% dated 10/31/14, due 11/3/14
in the amount of $3,454,029, fully collateralized by a $3,525,000 U.S. Treasury obligation, coupon 0.00%, maturity 4/29/15, value $3,524,013	3,454,000	3,454,000
TOTAL REPURCHASE AGREEMENT		3,454,000
TOTAL INVESTMENTS
(Cost $77,833,605)† — 99.6%		78,332,780
OTHER ASSETS AND LIABILITIES, NET — 0.4%		302,193
NET ASSETS — 100.0%		$78,634,973

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $77,833,605 and the unrealized appreciation and depreciation were $544,521 and $(45,346), respectively.
‡	Real Estate Investment Trust.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $4,651,130 or 5.91% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GO — General Obligation
LLC — Limited Liability Company
MTN — Medium Term Note

6

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

7

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 43.6%
CONSUMER DISCRETIONARY — 5.1%
Comcast
5.90%, 3/15/16	$85,000	$90,958
5.70%, 5/15/18	50,000	56,657
3.38%, 2/15/25	25,000	25,205
2.85%, 1/15/23	55,000	54,325
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	50,000	49,895
Discovery Communications
3.25%, 4/1/23	30,000	29,340
Ford Motor Credit LLC
4.38%, 8/6/23	40,000	42,431
2.38%, 1/16/18	75,000	75,718
1.72%, 12/6/17	100,000	99,405
1.50%, 1/17/17	85,000	84,901
Time Warner
3.55%, 6/1/24	25,000	24,879
Toyota Motor Credit MTN
1.75%, 5/22/17	50,000	50,709
		684,423
CONSUMER STAPLES — 3.4%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	25,000	24,671
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	50,000	50,114
Coca-Cola
1.80%, 9/1/16	100,000	102,070
CVS Caremark
5.75%, 6/1/17	80,000	88,796
2.75%, 12/1/22	35,000	34,009
Diageo Capital PLC
1.50%, 5/11/17	75,000	75,428
PepsiCo
1.25%, 8/13/17	50,000	50,090
SABMiller Holdings
3.75%, 1/15/22 (A)	25,000	25,820
		450,998
ENERGY — 4.5%
Canadian Natural Resources
4.90%, 12/1/14	25,000	25,083
3.80%, 4/15/24	100,000	100,631
Enbridge
4.00%, 10/1/23	25,000	25,891
Enterprise Products Operating
3.35%, 3/15/23	40,000	39,653
Enterprise Products Operating LLC
2.55%, 10/15/19	25,000	25,002
Enterprise Products Partners
6.30%, 9/15/17	25,000	28,462
Exxon Mobil
3.18%, 3/15/24	50,000	51,707
Kinder Morgan Energy Partners
3.50%, 3/1/16	135,000	139,086
Occidental Petroleum
1.75%, 2/15/17	120,000	121,509
Phillips 66
2.95%, 5/1/17	50,000	51,922
		608,946

8

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS — 23.3%
Australia & New Zealand Banking Group
0.90%, 2/12/16	$100,000	$100,448
AvalonBay Communities
2.95%, 9/15/22‡	25,000	24,440
AvalonBay Communities MTN
2.85%, 3/15/23‡	25,000	24,006
Bank of America
4.10%, 7/24/23	55,000	57,417
2.00%, 1/11/18	200,000	200,498
1.13%, 11/14/16	30,000	29,976
Bank of America MTN
3.30%, 1/11/23	100,000	99,147
Bank of Montreal MTN
1.40%, 9/11/17	50,000	50,037
Bank of New York Mellon MTN
2.10%, 1/15/19	25,000	24,991
Bank of Nova Scotia
2.80%, 7/21/21	50,000	49,704
BB&T MTN
2.25%, 2/1/19	30,000	30,204
1.60%, 8/15/17	40,000	40,149
Berkshire Hathaway
2.10%, 8/14/19	25,000	25,137
Branch Banking & Trust
2.85%, 4/1/21	25,000	25,083
1.45%, 10/3/16	25,000	25,262
Caterpillar Financial Services MTN
2.05%, 8/1/16	110,000	112,513
CDP Financial
4.40%, 11/25/19 (A)	30,000	33,158
Citigroup
3.75%, 6/16/24	100,000	101,615
1.55%, 8/14/17	100,000	99,747
Commonwealth Bank of Australia NY
2.25%, 3/13/19	50,000	50,235
1.40%, 9/8/17	100,000	99,879
ERP Operating
5.13%, 3/15/16‡	60,000	63,492
4.63%, 12/15/21‡	40,000	43,900
General Electric Capital
2.10%, 12/11/19	25,000	25,110
General Electric Capital MTN
5.50%, 1/8/20	25,000	28,857
3.15%, 9/7/22	25,000	25,295
1.60%, 11/20/17	180,000	181,023
John Deere Capital
1.70%, 1/15/20	50,000	48,554
JPMorgan Chase
4.95%, 3/25/20	25,000	27,758
3.20%, 1/25/23	65,000	64,487
3.15%, 7/5/16	70,000	72,404
1.80%, 1/25/18	90,000	89,975
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	105,000	105,260
1.50%, 1/10/18 (A)	25,000	24,862
Northern Trust
2.38%, 8/2/22	25,000	24,104
PNC Bank
2.25%, 7/2/19	25,000	25,045
PNC Funding
3.30%, 3/8/22	35,000	35,577
2.70%, 9/19/16	70,000	72,110

9

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Royal Bank of Canada MTN
2.15%, 3/15/19	$25,000	$25,147
1.45%, 9/9/16	75,000	75,732
Simon Property Group
1.50%, 2/1/18‡ (A)	75,000	74,532
US Bancorp MTN
3.70%, 1/30/24	25,000	26,025
1.95%, 11/15/18	15,000	15,046
1.65%, 5/15/17	50,000	50,573
Ventas Realty
3.13%, 11/30/15‡	100,000	102,508
2.00%, 2/15/18‡	25,000	25,110
Wells Fargo
6.00%, 11/15/17	25,000	28,275
1.50%, 1/16/18	115,000	114,754
Wells Fargo MTN
4.60%, 4/1/21	25,000	27,614
3.50%, 3/8/22	80,000	82,723
3.30%, 9/9/24	75,000	74,811
1.25%, 7/20/16	30,000	30,203
0.86%, 4/23/18	50,000	50,227
Westpac Banking
0.95%, 1/12/16	75,000	75,546
		3,140,285
HEALTH CARE — 0.4%
Amgen
1.25%, 5/22/17	50,000	49,660
INDUSTRIALS — 2.6%
Burlington Northern Santa Fe
5.75%, 3/15/18	80,000	90,824
Eaton
1.50%, 11/2/17	50,000	49,908
Norfolk Southern
3.85%, 1/15/24	25,000	26,156
Raytheon
4.40%, 2/15/20	25,000	27,527
3.13%, 10/15/20	85,000	88,497
Union Pacific
4.16%, 7/15/22	55,000	60,122
		343,034
INFORMATION TECHNOLOGY — 1.2%
Apple
2.85%, 5/6/21	105,000	106,579
Oracle
1.20%, 10/15/17	60,000	59,804
		166,383
TELECOMMUNICATION SERVICES — 2.3%
AT&T
1.40%, 12/1/17	125,000	124,613
Verizon Communications
5.15%, 9/15/23	15,000	16,798
3.65%, 9/14/18	30,000	31,727
2.50%, 9/15/16	135,000	138,989
		312,127
UTILITIES — 0.8%
PacifiCorp
5.50%, 1/15/19	100,000	113,543
TOTAL CORPORATE OBLIGATIONS		5,869,399

10

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/SHARES	VALUE
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 23.1%
FANNIE MAE — 13.9%
6.00%, 10/1/38 (C)	$94,879	$108,427
5.50%, 2/1/38 (C)	90,547	101,060
4.50%, 4/1/41 to 10/1/41 (C)	444,610	483,389
4.00%, 2/1/26 to 12/1/40 (C)	555,215	591,843
3.00%, 9/1/42 to 2/1/43 (C)	441,050	442,439
2.50%, 3/1/26 (C)	142,159	145,057
		1,872,215
FREDDIE MAC — 6.6%
5.00%, 8/1/35 (C)	357,805	396,708
4.00%, 6/1/25 (C)	190,728	203,921
3.50%, 1/1/41 (C)	273,979	283,325
		883,954
GINNIE MAE — 2.6%
5.50%, 4/15/35	119,316	133,294
4.50%, 10/15/40	104,180	113,938
3.50%, 12/15/40	100,113	104,748
		351,980
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		3,108,149
U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Inflation-Protected Security
0.13%, 4/15/17	38,746	39,352
U.S. Treasury Bonds
5.00%, 5/15/37	116,000	157,089
4.50%, 5/15/38	154,000	195,063
2.75%, 11/15/42	300,000	282,023
1.63%, 11/15/22	25,000	23,994
U.S. Treasury Notes
3.38%, 5/15/44	160,000	169,738
2.50%, 5/15/24	50,000	50,805
1.75%, 5/31/16	565,000	577,315
1.00%, 6/30/19	125,000	121,807
0.88%, 12/31/16 to 7/15/17	275,000	276,252
U.S. Treasury STRIPS
2.96%, 11/15/29 (B)	80,000	51,584
2.79%, 5/15/24 (B)	160,000	126,235
TOTAL U.S. TREASURY OBLIGATIONS		2,071,257
REGISTERED INVESTMENT COMPANIES — 7.8%
iShares 10+ Year Credit Bond Fund ETF	1,565	95,144
iShares Barclays Credit Bond ETF	1,047	116,856
iShares Barclays Intermediate ETF	1,155	126,946
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF	1,903	227,104
iShares MBS ETF	4,390	478,949
TOTAL REGISTERED INVESTMENT COMPANIES		1,044,999
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
FANNIE MAE — 3.3%
6.63%, 11/15/30 (C)	307,000	442,639
FREDDIE MAC — 3.1%
6.25%, 7/15/32 (C)	300,000	422,149
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		864,788

11

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 0.6%
Province of Quebec Canada
7.50%, 9/15/29	$30,000	$43,553
3.50%, 7/29/20	35,000	37,536
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		81,089
REPURCHASE AGREEMENT — 3.0%
Counterparty: Bank of Nova Scotia
0.10% dated 10/31/14, due 11/3/14
in the amount of $400,003, fully collateralized by a $409,000 U.S. Treasury obligation, coupon 0.00%, maturity 4/29/15, value $408,885	400,000	400,000
TOTAL REPURCHASE AGREEMENT		400,000

TOTAL INVESTMENTS
(Cost $13,253,509)† — 99.9%		13,439,681
OTHER ASSETS AND LIABILITIES, NET — 0.1%		17,970
NET ASSETS — 100.0%		$13,457,651

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $13,253,509 and the unrealized appreciation and depreciation were $207,773 and $(21,601), respectively.
‡	Real Estate Investment Trust.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $313,527 or 2.33% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase.
(C)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
MBS — Mortgage Backed Security
MTN — Medium Term Note
PLC — Public Limited Company
STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,869,399	$—	$5,869,399
U.S. Government Mortgage Backed Obligations	—	3,108,149	—	3,108,149
U.S. Treasury Obligations	—	2,071,257	—	2,071,257
Registered Investment Companies	1,044,999	—	—	1,044,999
U.S. Government Agency Obligations	—	864,788	—	864,788
Regional Government Obligations	—	81,089	—	81,089
Repurchase Agreement	—	400,000	—	400,000
Total Investments in Securities	$1,044,999	$12,394,682	$—	$13,439,681

For the period ended of October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

12

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 96.8%
CONSUMER DISCRETIONARY — 22.8%
American Greetings
7.38%, 12/1/21	$120,000	$126,450
Ameristar Casinos
7.50%, 4/15/21	80,000	85,400
CCO Holdings LLC
7.38%, 6/1/20	250,000	267,969
DISH DBS
7.75%, 5/31/15	120,000	124,200
4.63%, 7/15/17	100,000	104,250
Gannett
7.13%, 9/1/18	80,000	83,100
Goodyear Tire & Rubber
7.00%, 5/15/22	160,000	174,000
Jarden
7.50%, 5/1/17	210,000	229,950
L Brands
8.50%, 6/15/19	160,000	191,200
Lear
4.75%, 1/15/23	200,000	200,500
Levi Strauss
6.88%, 5/1/22	80,000	87,000
New York Times
5.00%, 3/15/15	80,000	81,000
PVH
4.50%, 12/15/22	67,000	66,497
Sears Holdings
6.63%, 10/15/18	10,000	9,200
Shea Homes
8.63%, 5/15/19	100,000	106,500
Shearers Foods
9.00%, 11/1/19 (A)	100,000	110,000
Sinclair Televison Group
5.38%, 4/1/21	120,000	120,300
Sirius XM Radio
5.25%, 8/15/22 (A)	40,000	42,100
4.63%, 5/15/23 (A)	100,000	96,500
4.25%, 5/15/20 (A)	40,000	39,775
WMG Acquisition
6.00%, 1/15/21 (A)	114,000	116,850
Wynn Las Vegas
7.75%, 8/15/20	80,000	86,000
		2,548,741
CONSUMER STAPLES — 7.9%
Constellation Brands
7.25%, 5/15/17	120,000	133,800
3.75%, 5/1/21	150,000	150,187
HJ Heinz
4.25%, 10/15/20	200,000	201,960
JBS Investments GmbH
7.75%, 10/28/20 (A)	150,000	164,345
Pilgrim's Pride
7.88%, 12/15/18	40,000	41,700
Reynolds Group Issuer
6.88%, 2/15/21	100,000	106,250
Spectrum Brands
6.38%, 11/15/20	80,000	84,800
		883,042

13

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
ENERGY — 4.4%
MEG Energy
6.50%, 3/15/21 (A)	$77,000	$76,230
Peabody Energy
6.50%, 9/15/20	50,000	47,625
6.25%, 11/15/21	100,000	94,688
6.00%, 11/15/18	180,000	174,150
Precision Drilling
6.50%, 12/15/21	100,000	102,500
		495,193
FINANCIALS — 6.6%
Ally Financial
7.50%, 9/15/20	80,000	95,200
6.25%, 12/1/17	80,000	87,200
CBRE Services
5.00%, 3/15/23	150,000	153,000
CIT Group
5.50%, 2/15/19 (A)	100,000	106,688
5.00%, 5/15/17	120,000	125,700
Neuberger Berman Group
5.63%, 3/15/20 (A)	160,000	167,200
		734,988
HEALTH CARE — 8.6%
CHS
5.13%, 8/15/18	150,000	156,000
Endo Health Solutions
7.00%, 7/15/19	168,000	176,400
HCA
6.50%, 2/15/20	250,000	279,062
Hologic
6.25%, 8/1/20	150,000	157,688
Kinetic Concepts
10.50%, 11/1/18	180,000	198,450
		967,600
INDUSTRIALS — 16.2%
Bombardier
7.50%, 3/15/18 (A)	80,000	88,800
Case New Holland
7.88%, 12/1/17	80,000	89,800
CHC Helicopter
9.25%, 10/15/20	72,000	77,040
Dana Holding
6.50%, 2/15/19	120,000	124,650
Hertz
6.75%, 4/15/19	80,000	83,400
International Lease Finance
8.75%, 3/15/17	200,000	225,000
8.63%, 9/15/15	20,000	21,000
Iron Mountain
8.38%, 8/15/21	66,000	68,640
6.00%, 8/15/23	100,000	105,500
Manitowoc
8.50%, 11/1/20	80,000	86,600
Masonite International
8.25%, 4/15/21 (A)	80,000	85,600
Navistar International
8.25%, 11/1/21	80,000	82,240
Nielsen Finance LLC
5.00%, 4/15/22 (A)	100,000	101,500

14

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RR Donnelley & Sons
7.88%, 3/15/21	$100,000	$112,500
6.50%, 11/15/23	50,000	51,750
Schaeffler Finance
7.75%, 2/15/17 (A)	120,000	132,000
Spirit Aerosystems
6.75%, 12/15/20	100,000	106,000
Terex
6.50%, 4/1/20	80,000	84,200
United Rentals North America
5.75%, 7/15/18	80,000	83,800
		1,810,020
INFORMATION TECHNOLOGY — 6.3%
Advanced Micro Devices
7.75%, 8/1/20	160,000	150,400
Denali Borrower
5.63%, 10/15/20 (A)	140,000	148,487
IAC/InterActive
4.75%, 12/15/22	200,000	195,500
Jabil Circuit
5.63%, 12/15/20	160,000	171,200
SunGard Data Systems
7.38%, 11/15/18	40,000	41,700
		707,287
MATERIALS — 11.5%
AK Steel
7.63%, 5/15/20	120,000	120,900
Aleris International
7.63%, 2/15/18	80,000	82,400
Ashland
4.75%, 8/15/22	70,000	70,525
Ball
4.00%, 11/15/23	150,000	144,000
Celanese US Holdings LLC
4.63%, 11/15/22	75,000	75,562
Domtar
10.75%, 6/1/17	80,000	96,543
First Quantum Minerals
7.00%, 2/15/21 (A)	69,000	67,706
6.75%, 2/15/20 (A)	69,000	66,758
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	80,000	82,000
HudBay Minerals
9.50%, 10/1/20	40,000	42,000
NOVA Chemicals
8.63%, 11/1/19	120,000	125,176
Resolute Forest Products
5.88%, 5/15/23	100,000	95,750
Steel Dynamics
7.63%, 3/15/20	100,000	105,500
United States Steel
7.38%, 4/1/20	100,000	112,000
		1,286,820
TELECOMMUNICATION SERVICES — 8.5%
CenturyLink
6.45%, 6/15/21	80,000	87,600
Frontier Communications
6.25%, 9/15/21	150,000	154,969
Intelsat Jackson Holdings
7.25%, 10/15/20	80,000	85,400

15

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Numericable Group
6.00%, 5/15/22 (A)	$100,000	$102,250
Sprint
7.88%, 9/15/23 (A)	50,000	54,125
Sprint Capital
6.90%, 5/1/19	50,000	53,000
Sprint Nextel
6.00%, 12/1/16	120,000	127,050
T-Mobile USA
6.73%, 4/28/22	50,000	52,875
6.63%, 11/15/20	120,000	126,450
6.25%, 4/1/21	100,000	104,375
		948,094
UTILITIES — 4.0%
AES
8.00%, 10/15/17	72,000	81,720
Calpine
7.88%, 1/15/23 (A)	130,000	143,975
Dynegy Finance I
6.75%, 11/1/19 (A)	40,000	41,400
NRG Energy
8.25%, 9/1/20	40,000	43,250
7.63%, 1/15/18	120,000	134,700
		445,045
TOTAL CORPORATE OBLIGATIONS		10,826,830
TOTAL INVESTMENTS
(Cost $10,757,546)† — 96.8%		10,826,830
OTHER ASSETS AND LIABILITIES, NET — 3.2%		360,555
NET ASSETS — 100.0%		$11,187,385

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $10,757,546 and the unrealized appreciation and depreciation were $167,452 and $(98,168), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $2,034,289 or 18.18% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company

PTY — Proprietary

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

16

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 91.3%
CONSUMER DISCRETIONARY — 9.6%
Comcast
5.70%, 5/15/18	$155,000	$175,637
Daimler Finance North America LLC
1.38%, 8/1/17 (A)	65,000	64,863
1.25%, 1/11/16 (A)	237,000	238,266
Discovery Communications LLC
3.70%, 6/1/15	35,000	35,622
Ford Motor Credit LLC
2.38%, 1/16/18	275,000	277,632
1.50%, 1/17/17	280,000	279,676
NBCUniversal Media LLC
2.88%, 4/1/16	335,000	345,290
		1,416,986
CONSUMER STAPLES — 7.8%
Anheuser-Busch InBev Finance
1.25%, 1/17/18	245,000	241,773
Coca-Cola
1.80%, 9/1/16	305,000	311,313
CVS Caremark
5.75%, 6/1/17	80,000	88,797
1.20%, 12/5/16	375,000	375,652
Diageo Capital PLC
1.50%, 5/11/17	130,000	130,742
		1,148,277
ENERGY — 11.4%
Chevron
1.72%, 6/24/18	225,000	227,091
ConocoPhillips
1.05%, 12/15/17	330,000	326,510
Enterprise Products Operating LLC
6.50%, 1/31/19	50,000	58,519
2.55%, 10/15/19	50,000	50,003
Enterprise Products Partners
6.30%, 9/15/17	200,000	227,699
Kinder Morgan Energy Partners
5.95%, 2/15/18	85,000	94,799
3.50%, 3/1/16	210,000	216,356
Statoil
3.13%, 8/17/17	150,000	157,696
1.95%, 11/8/18	220,000	221,197
TransCanada PipeLines
3.40%, 6/1/15	100,000	101,618
		1,681,488
FINANCIALS — 39.2%
AvalonBay Communities MTN
5.75%, 9/15/16‡	265,000	288,066
Bank of America
3.88%, 3/22/17	135,000	142,295
2.00%, 1/11/18	255,000	255,635
1.13%, 11/14/16	55,000	54,956
Bank of Montreal MTN
1.45%, 4/9/18	75,000	74,357
1.40%, 9/11/17	90,000	90,066
Bank of New York Mellon MTN
2.10%, 1/15/19	110,000	109,961
Bank of Nova Scotia
2.90%, 3/29/16	115,000	118,461

17

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
BB&T MTN
2.25%, 2/1/19	$140,000	$140,950
1.60%, 8/15/17	120,000	120,446
Berkshire Hathaway
2.10%, 8/14/19	110,000	110,604
0.80%, 2/11/16	235,000	235,428
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	305,000	303,680
CDP Financial
4.40%, 11/25/19 (A)	35,000	38,685
Citigroup
4.45%, 1/10/17	340,000	361,935
2.50%, 9/26/18	120,000	121,463
Commonwealth Bank of Australia NY
2.25%, 3/13/19	70,000	70,329
1.40%, 9/8/17	130,000	129,843
ERP Operating
5.13%, 3/15/16‡	115,000	121,694
General Electric Capital
1.00%, 12/11/15	110,000	110,572
General Electric Capital MTN
1.60%, 11/20/17	170,000	170,966
John Deere Capital
0.70%, 9/4/15	180,000	180,589
John Deere Capital MTN
2.25%, 4/17/19	200,000	202,215
JPMorgan Chase
6.00%, 10/1/17	335,000	375,172
2.35%, 1/28/19	90,000	90,619
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	130,000	130,322
1.50%, 1/10/18 (A)	155,000	154,145
PNC Bank
2.25%, 7/2/19	155,000	155,277
PNC Funding
2.70%, 9/19/16	175,000	180,276
Royal Bank of Canada MTN
2.15%, 3/15/19	185,000	186,085
Simon Property Group
2.20%, 2/1/19‡	145,000	146,392
US Bancorp MTN
1.95%, 11/15/18	110,000	110,339
1.65%, 5/15/17	105,000	106,203
Ventas Realty
3.13%, 11/30/15‡	25,000	25,627
2.00%, 2/15/18‡	155,000	155,682
Wells Fargo
6.00%, 11/15/17	70,000	79,171
1.50%, 1/16/18	260,000	259,444
Wells Fargo MTN
2.63%, 12/15/16	75,000	77,483
		5,785,433
HEALTH CARE — 1.5%
Amgen
1.25%, 5/22/17	215,000	213,536
INDUSTRIALS — 7.5%
Caterpillar
1.50%, 6/26/17	320,000	321,959
Eaton
1.50%, 11/2/17	120,000	119,778

18

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
General Electric
5.25%, 12/6/17	$160,000	$178,060
Lockheed Martin
2.13%, 9/15/16	215,000	219,989
United Technologies
1.80%, 6/1/17	260,000	264,580
		1,104,366
INFORMATION TECHNOLOGY — 4.0%
Apple
2.10%, 5/6/19	245,000	246,381
Cisco Systems
2.13%, 3/1/19	105,000	105,415
Oracle
2.38%, 1/15/19	235,000	238,729
		590,525
MATERIALS — 1.2%
BHP Billiton
1.63%, 2/24/17	180,000	182,251
TELECOMMUNICATION SERVICES — 6.4%
AT&T
1.40%, 12/1/17	250,000	249,226
0.80%, 12/1/15	210,000	209,809
Verizon Communications
3.65%, 9/14/18	465,000	491,771
		950,806
UTILITIES — 2.7%
Consolidated Edison of New York
5.30%, 12/1/16	160,000	174,396
Duke Energy Carolinas LLC
1.75%, 12/15/16	75,000	76,322
PacifiCorp
5.50%, 1/15/19	125,000	141,928
		392,646
TOTAL CORPORATE OBLIGATIONS		13,466,314
U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Notes
2.75%, 2/28/18	300,000	315,867
2.38%, 7/31/17	200,000	208,235
TOTAL U.S. TREASURY OBLIGATIONS		524,102
REGIONAL GOVERNMENT OBLIGATION — 1.2%
Province of Ontario Canada
1.65%, 9/27/19	175,000	172,472
TOTAL REGIONAL GOVERNMENT OBLIGATION		172,472
REPURCHASE AGREEMENT — 3.6%
Counterparty: Bank of Nova Scotia
0.10% dated 10/31/14, due 11/3/14
in the amount of $533,004, fully collateralized by a $544,000 U.S. Treasury obligation, coupon 0.00%, maturity 4/29/15, value $543,848	533,000	533,000
TOTAL REPURCHASE AGREEMENT		533,000
TOTAL INVESTMENTS
(Cost $14,705,905)† — 99.6%		14,695,888
OTHER ASSETS AND LIABILITIES, NET — 0.4%		59,952
NET ASSETS — 100.0%		$14,755,840

19

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $14,705,905 and the unrealized appreciation and depreciation were $7,941 and $(17,958), respectively.
‡	Real Estate Investment Trust.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $626,281 or 4.24% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 93.3%
CONSUMER DISCRETIONARY — 8.0%
Comcast
3.38%, 2/15/25	$30,000	$30,246
2.85%, 1/15/23	135,000	133,342
Discovery Communications
3.25%, 4/1/23	75,000	73,349
Ford Motor Credit LLC
5.88%, 8/2/21	190,000	219,595
NBCUniversal Media LLC
4.38%, 4/1/21	40,000	43,941
Time Warner
3.55%, 6/1/24	35,000	34,831
		535,304
CONSUMER STAPLES — 6.2%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	75,000	85,171
Coca-Cola
2.45%, 11/1/20	125,000	126,333
CVS Caremark
2.75%, 12/1/22	100,000	97,168
SABMiller Holdings
3.75%, 1/15/22 (A)	105,000	108,443
		417,115
ENERGY — 15.1%
Canadian Natural Resources
3.80%, 4/15/24	80,000	80,505
3.45%, 11/15/21	85,000	86,974
Chevron
2.36%, 12/5/22	180,000	174,113
ConocoPhillips
5.75%, 2/1/19	45,000	51,767
Enbridge
4.00%, 10/1/23	95,000	98,385
Enterprise Products Operating
3.35%, 3/15/23	140,000	138,786
Exxon Mobil
3.18%, 3/15/24	125,000	129,267
Phillips 66
4.30%, 4/1/22	75,000	80,400
Statoil
2.90%, 11/8/20	90,000	92,308
TransCanada PipeLines
2.50%, 8/1/22	85,000	80,948
		1,013,453
FINANCIALS — 34.5%
AvalonBay Communities
2.95%, 9/15/22‡	130,000	127,090
Bank of America
4.10%, 7/24/23	175,000	182,691
Bank of America MTN
5.63%, 7/1/20	65,000	73,817
Bank of Nova Scotia
2.80%, 7/21/21	140,000	139,173
BB&T MTN
2.25%, 2/1/19	70,000	70,475
Branch Banking & Trust
2.85%, 4/1/21	25,000	25,083
CDP Financial
4.40%, 11/25/19 (A)	25,000	27,632

21

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Citigroup
3.75%, 6/16/24	$180,000	$182,907
Commonwealth Bank of Australia NY
2.25%, 3/13/19	35,000	35,164
ERP Operating
4.63%, 12/15/21‡	65,000	71,338
General Electric Capital
2.10%, 12/11/19	45,000	45,198
General Electric Capital MTN
3.15%, 9/7/22	60,000	60,707
John Deere Capital
1.70%, 1/15/20	145,000	140,806
JPMorgan Chase
4.95%, 3/25/20	65,000	72,172
3.25%, 9/23/22	140,000	140,191
Metropolitan Life Global Funding I
3.00%, 1/10/23 (A)	135,000	134,415
2.30%, 4/10/19 (A)	25,000	25,062
Northern Trust
2.38%, 8/2/22	75,000	72,311
PNC Funding
4.38%, 8/11/20	65,000	71,218
3.30%, 3/8/22	95,000	96,565
Simon Property Group
2.20%, 2/1/19‡	40,000	40,384
US Bancorp MTN
4.13%, 5/24/21	60,000	65,103
3.70%, 1/30/24	115,000	119,714
Wells Fargo MTN
3.50%, 3/8/22	175,000	180,957
3.30%, 9/9/24	120,000	119,697
		2,319,870
INDUSTRIALS — 13.6%
Burlington Northern Santa Fe LLC
3.05%, 9/1/22	95,000	94,867
Canadian Pacific Railway
4.50%, 1/15/22	60,000	66,110
Caterpillar
3.90%, 5/27/21	145,000	155,758
Eaton
2.75%, 11/2/22	50,000	48,564
Lockheed Martin
3.35%, 9/15/21	100,000	104,026
Norfolk Southern
3.85%, 1/15/24	105,000	109,856
Raytheon
3.13%, 10/15/20	95,000	98,908
2.50%, 12/15/22	125,000	120,967
Union Pacific
4.16%, 7/15/22	40,000	43,725
United Technologies
6.13%, 2/1/19	65,000	75,962
		918,743
INFORMATION TECHNOLOGY — 3.2%
Apple
2.85%, 5/6/21	140,000	142,106
Cisco Systems
3.63%, 3/4/24	70,000	72,267
		214,373

22

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MATERIALS — 1.2%
BHP Billiton Finance USA
3.25%, 11/21/21	$80,000	$82,338
TELECOMMUNICATION SERVICES — 6.4%
AT&T
3.90%, 3/11/24	40,000	41,072
3.00%, 2/15/22	115,000	113,699
Verizon Communications
5.15%, 9/15/23	95,000	106,389
4.50%, 9/15/20	155,000	168,287
		429,447
UTILITIES — 5.1%
Consolidated Edison
4.45%, 6/15/20	75,000	83,288
Duke Energy Carolinas LLC
3.90%, 6/15/21	115,000	124,680
PacifiCorp
2.95%, 2/1/22	135,000	137,828
		345,796
TOTAL CORPORATE OBLIGATIONS		6,276,439
REGIONAL GOVERNMENT OBLIGATIONS — 2.9%
Province of Ontario Canada
2.45%, 6/29/22	100,000	98,651
Province of Quebec Canada
3.50%, 7/29/20	90,000	96,521

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		195,172
REPURCHASE AGREEMENT — 3.4%
Counterparty: Bank of Nova Scotia
0.10% dated 10/31/14, due 11/3/14
in the amount of $230,002, fully collateralized by a $235,000 U.S. Treasury obligation, coupon 0.00%, maturity 4/29/15, value $234,934	230,000	230,000
TOTAL REPURCHASE AGREEMENT		230,000
TOTAL INVESTMENTS
(Cost $6,621,953)† — 99.6%		6,701,611
OTHER ASSETS AND LIABILITIES, NET — 0.4%		30,260
NET ASSETS — 100.0%		$6,731,871

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $6,621,953 and the unrealized appreciation and depreciation were $84,714 and $(5,056), respectively.
‡	Real Estate Investment Trust.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $295,552 or 4.39% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

LLC — Limited Liability Company
MTN — Medium Term Note

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

23

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

October 31, 2014 (unaudited)

For the period ended of October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

24

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.4%
CONSUMER DISCRETIONARY — 5.3%
Genuine Parts	758	$73,587
Home Depot	794	77,431
Mattel	2,232	69,348
McDonald's	735	68,891
Regal Entertainment Group, Cl A	2,459	54,467
Time Warner	579	46,013
		389,737
CONSUMER STAPLES — 17.1%
Altria Group	2,890	139,703
Campbell Soup	1,520	67,139
Coca-Cola	1,406	58,883
Coca-Cola Enterprises	1,361	58,999
Colgate-Palmolive	526	35,179
CVS Caremark	917	78,688
Hershey	490	46,996
Kimberly-Clark	1,016	116,098
Kraft Foods Group	1,420	80,017
Lorillard	1,470	90,405
Molson Coors Brewing, Cl B	1,093	81,297
PepsiCo	445	42,796
Philip Morris International	1,234	109,838
Procter & Gamble	917	80,027
Reynolds American	1,787	112,420
Wal-Mart Stores	785	59,872
		1,258,357
ENERGY — 8.6%
ConocoPhillips	1,411	101,804
Enterprise Products Partners (A)	1,416	52,250
Exxon Mobil	381	36,847
Kinder Morgan	1,385	53,599
Kinder Morgan Energy Partners (A)	726	68,099
MarkWest Energy Partners (A)	617	43,221
ONEOK	1,198	70,610
ONEOK Partners (A)	708	36,179
Royal Dutch Shell PLC ADR, Cl A	871	62,529
Spectra Energy	1,569	61,395
Targa Resources Partners (A)	749	45,749
		632,282
FINANCIALS — 9.1%
Arthur J Gallagher	2,082	99,311
BlackRock, Cl A	195	66,516
CME Group, Cl A	1,189	99,650
Commonwealth Bank of Australia ADR	513	36,382
Corrections Corp of America‡	1,438	52,890
Health Care‡	1,238	88,034
M&T Bank	449	54,859
Marsh & McLennan	1,162	63,178
People's United Financial	3,085	45,103
Wells Fargo	1,107	58,771
		664,694
HEALTH CARE — 6.7%
AbbVie	2,178	138,216
Johnson & Johnson	1,125	121,252
Medtronic	712	48,530
Merck	1,270	73,584
Pfizer	1,556	46,602
UnitedHealth Group	672	63,847
		492,031

25

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
INDUSTRIALS — 16.3%
3M	699	$107,485
Boeing	354	44,218
Deere	408	34,900
Deluxe	1,470	89,376
Eaton PLC	1,189	81,316
Emerson Electric	1,420	90,965
General Dynamics	690	96,435
Honeywell International	690	66,323
Lockheed Martin	676	128,825
Raytheon	1,080	112,190
Republic Services, Cl A	1,615	62,016
RR Donnelley & Sons	2,876	50,186
United Parcel Service, Cl B	681	71,444
United Technologies	581	62,167
Waste Management	2,096	102,474
		1,200,320
INFORMATION TECHNOLOGY — 10.3%
Apple	712	76,896
Automatic Data Processing	1,075	87,914
Intel	1,325	45,063
KLA-Tencor	1,048	82,949
Linear Technology	721	30,888
Microchip Technology	1,892	81,564
Microsoft	1,601	75,167
Oracle	1,724	67,322
Paychex	1,864	87,496
Seagate Technology PLC	1,905	119,691
		754,950
MATERIALS — 5.3%
Bemis	1,393	53,589
BHP Billiton ADR	785	46,661
Dow Chemical	1,633	80,670
EI du Pont de Nemours	835	57,740
Potash Corp of Saskatchewan	2,336	79,821
Rio Tinto PLC ADR	590	28,302
RPM International	948	42,944
		389,727
TELECOMMUNICATION SERVICES — 5.0%
AT&T	2,749	95,775
CenturyLink	2,922	121,205
Verizon Communications	1,742	87,535
Vodafone Group PLC ADR	1,805	59,962
		364,477
UTILITIES — 14.7%
Ameren	1,792	75,873
CMS Energy	2,236	73,050
Dominion Resources	962	68,591
Duke Energy	1,434	117,803
Entergy	549	46,127
NiSource	2,645	111,249
Northeast Utilities	1,787	88,188
PPL	2,722	95,243
SCANA	812	44,571
Southern	1,089	50,486
TECO Energy	2,808	55,065
Vectren	1,261	56,682
Westar Energy, Cl A	1,297	49,039
WGL Holdings	880	41,360

26

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Wisconsin Energy	2,105	$104,534
		1,077,861
TOTAL COMMON STOCK		7,224,436
TOTAL INVESTMENTS
(Cost $5,924,601)† — 98.4%		7,224,436
OTHER ASSETS AND LIABILITIES, NET — 1.6%		120,973
NET ASSETS — 100.0%		$7,345,409

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $5,924,601 and the unrealized appreciation and depreciation were $1,353,649 and $(53,814), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At October 31, 2014, these securities amounted to $245,498 or 3.34% of net assets.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 95.7%
CONSUMER DISCRETIONARY — 11.2%
Comcast, Cl A	1,320	$72,785
Genuine Parts	830	80,576
Home Depot	1,375	134,090
Kohl's	2,025	109,796
Las Vegas Sands	620	38,601
McDonald's	1,270	119,037
Time Warner	2,000	158,940
TJX	2,295	145,319
		859,144
CONSUMER STAPLES — 5.9%
Colgate-Palmolive	1,185	79,253
CVS Caremark	2,055	176,340
JM Smucker	645	67,080
PepsiCo	1,350	129,829
		452,502
ENERGY — 7.4%
Cameron International *	1,390	82,775
Devon Energy	1,510	90,600
Exxon Mobil	1,285	124,272
National Oilwell Varco	1,800	130,752
Occidental Petroleum	1,565	139,175
		567,574
FINANCIALS — 20.6%
American Express	1,255	112,887
American International Group	2,865	153,478
Ameriprise Financial	970	122,385
BlackRock, Cl A	633	215,923
CIT Group	3,155	154,374
Citigroup	2,875	153,899
CME Group, Cl A	2,050	171,811
Marsh & McLennan	2,705	147,071
MetLife	2,080	112,819
Morgan Stanley	3,515	122,849
Northern Trust	1,730	114,699
		1,582,195
HEALTH CARE — 8.9%
Abbott Laboratories	2,945	128,373
AbbVie	2,190	138,977
Agilent Technologies	2,715	150,085
AmerisourceBergen, Cl A	1,090	93,097
UnitedHealth Group	1,830	173,868
		684,400
INDUSTRIALS — 9.5%
Boeing	1,635	204,228
Danaher	2,080	167,232
Ingersoll-Rand PLC	1,700	106,454
Rockwell Collins	1,625	136,744
United Technologies	1,070	114,490
		729,148
INFORMATION TECHNOLOGY — 22.2%
Apple	3,070	331,560
Applied Materials	5,715	126,244
Check Point Software Technologies *	1,645	122,141
Citrix Systems *	1,775	114,008
Fidelity National Information Services	2,290	133,713
Microsoft	5,940	278,883
Oracle	4,355	170,063
Seagate Technology PLC	1,895	119,063

28

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Large Cap Core Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Texas Instruments	3,175	$157,671
Visa, Cl A	655	158,137
		1,711,483
MATERIALS — 5.2%
Ecolab	245	27,251
EI du Pont de Nemours	1,730	119,629
International Paper	2,275	115,161
Praxair	1,100	138,589
		400,630
TELECOMMUNICATION SERVICES — 1.8%
CenturyLink	3,315	137,506
UTILITIES — 3.0%
Northeast Utilities	2,170	107,090
Wisconsin Energy	2,520	125,143
		232,233
TOTAL COMMON STOCK		7,356,815
TOTAL INVESTMENTS
(Cost $5,868,937)† — 95.7%		7,356,815
OTHER ASSETS AND LIABILITIES, NET — 4.3%		333,693
NET ASSETS — 100.0%		$7,690,508

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $5,868,937 and the unrealized appreciation and depreciation were $1,497,293 and $(9,415), respectively.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 53.1%
AUSTRALIA — 3.6%
BHP Billiton	1,489	$44,546
Commonwealth Bank of Australia	735	52,266
Telstra	22,370	111,317
Westpac Banking	1,963	60,253
		268,382
CANADA — 4.6%
BCE	3,131	139,041
Potash Corp of Saskatchewan	2,785	95,163
Rogers Communications, Cl B	1,136	42,717
Shaw Communications, Cl B	2,567	65,915
		342,836
FRANCE — 8.0%
Electricite de France	3,504	103,467
Sanofi	522	47,366
SCOR	2,471	75,717
Total SA	2,056	122,750
Unibail-Rodamco‡	280	71,794
Vinci	1,903	108,620
Vivendi	2,757	67,352
		597,066
GERMANY — 5.7%
BASF	915	80,850
Daimler	1,120	87,325
Deutsche Post	1,161	36,560
Deutsche Telekom	7,290	109,884
Muenchener Rueckversicherungs	567	111,635
		426,254
IRELAND — 0.2%
Seagate Technology PLC	274	17,216

ITALY — 1.5%
Terna Rete Elettrica Nazionale	22,796	114,930

NETHERLANDS — 0.6%
Wolters Kluwer	1,525	40,716

NORWAY — 2.4%
Orkla	7,370	56,351
Statoil ASA	2,239	51,241
Yara International	1,504	69,066
		176,658
PHILIPPINES — 0.6%
Philippine Long Distance Telephone ADR	649	45,514

SWEDEN — 0.8%
Svenska Handelsbanken, Cl A	1,165	55,693

SWITZERLAND — 4.1%
Nestle SA	564	41,360
Novartis AG	827	76,748
Roche Holding AG	186	56,118
Swisscom	225	132,642
		306,868
UNITED KINGDOM — 21.0%
AstraZeneca PLC ADR	604	44,056

30

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
BAE Systems PLC	15,080	$111,053
British American Tobacco PLC	1,559	88,360
Centrica PLC	19,139	92,823
Compass Group PLC	3,362	54,265
Diageo PLC ADR	311	36,689
GlaxoSmithKline PLC	5,066	114,562
Imperial Tobacco Group PLC	3,286	142,749
National Grid PLC	9,340	138,605
Pearson PLC	3,264	61,090
Rio Tinto	990	47,105
Royal Dutch Shell PLC ADR, Cl A	1,479	106,177
Severn Trent PLC	1,649	52,708
SSE PLC	5,330	136,613
Unilever PLC	1,251	50,322
United Utilities Group	8,147	111,681
Vodafone Group PLC	39,050	129,858
WM Morrison Supermarkets PLC	17,350	43,078
		1,561,794
TOTAL FOREIGN COMMON STOCK		3,953,927
COMMON STOCK — 45.4%
CONSUMER DISCRETIONARY — 2.1%
Mattel	1,645	51,110
McDonald's	456	42,741
Regal Entertainment Group, Cl A	2,664	59,008
		152,859
CONSUMER STAPLES — 8.8%
Altria Group	3,173	153,383
Coca-Cola	998	41,796
Kimberly-Clark	619	70,733
Lorillard	2,211	135,976
PepsiCo	469	45,104
Philip Morris International	870	77,439
Reynolds American	2,005	126,135
		650,566
ENERGY — 5.1%
ConocoPhillips	927	66,883
Enterprise Products Partners (A)	1,629	60,110
Kinder Morgan	1,425	55,147
Kinder Morgan Energy Partners (A)	1,146	107,495
MarkWest Energy Partners (A)	681	47,704
Targa Resources Partners (A)	795	48,559
		385,898
FINANCIALS — 6.6%
Arthur J Gallagher	867	41,356
CME Group, Cl A	1,350	113,143
Corrections Corp of America ‡	2,625	96,547
Health Care ‡	1,822	129,562
People's United Financial	3,289	48,085
Wells Fargo	1,168	62,009
		490,702
HEALTH CARE — 2.3%
AbbVie	1,026	65,110
Johnson & Johnson	436	46,992
Merck	965	55,912
		168,014
INDUSTRIALS — 2.5%
Emerson Electric	50	3,203
Lockheed Martin	424	80,802
RR Donnelley & Sons	3,106	54,200

31

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Equity Shareholder Yield Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Waste Management	905	$44,245
		182,450
INFORMATION TECHNOLOGY — 3.4%
Apple	516	55,728
Automatic Data Processing	546	44,652
KLA-Tencor	639	50,577
Microchip Technology	1,143	49,275
Microsoft	1,116	52,396
		252,628
MATERIALS — 1.5%
Dow Chemical	1,389	68,617
EI du Pont de Nemours	642	44,394
		113,011
TELECOMMUNICATION SERVICES — 5.0%
AT&T	3,610	125,772
CenturyLink	2,810	116,559
Verizon Communications	2,571	129,193
		371,524
UTILITIES — 8.1%
Ameren	2,820	119,399
Dominion Resources	567	40,427
Duke Energy	1,572	129,140
PPL	3,311	115,852
Southern	1,209	56,049
TECO Energy	4,758	93,304
Wisconsin Energy	998	49,561
		603,732
TOTAL COMMON STOCK		3,371,384

TOTAL INVESTMENTS
(Cost $6,853,153)†— 98.5%		7,325,311
OTHER ASSETS AND LIABILITIES, NET — 1.5%		109,398
NET ASSETS — 100.0%		$7,434,709

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $6,853,153 and the unrealized appreciation and depreciation were $645,402 and $(173,244), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At October 31, 2013, these securities amounted to $263,868 or 3.55% of net assets.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 65.0%
AUSTRALIA — 11.0%
AGL Energy	7,114	$85,280
Amcor	8,922	92,672
Asciano	4,291	23,736
AusNet Services, Cl Miscellaneous	72,555	87,712
Brambles	8,524	71,694
Coca-Cola Amatil	4,832	38,991
Crown Resorts	5,857	75,126
Dexus Property Group ‡	81,929	87,566
GPT Group ‡	22,698	82,505
Mirvac Group ‡	35,416	56,188
Novion Property Group ‡	39,395	73,275
Orica	2,436	44,467
Origin Energy	4,039	50,741
Scentre Group*‡	9,911	31,616
Sonic Healthcare Limited	5,539	91,664
Stockland ‡	18,814	70,342
Tatts Group	29,318	89,745
Telstra	17,132	85,252
Wesfarmers	313	12,181
Westfield ‡	7,955	55,900
Woolworths	2,450	77,752
		1,384,405
BELGIUM — 1.4%
Belgacom	2,889	109,113
Colruyt	1,572	71,597
		180,710
CANADA — 11.2%
Bank of Montreal	1,200	87,020
Bank of Nova Scotia	1,300	79,611
BCE	2,050	91,036
Canadian Imperial Bank of Commerce	950	86,727
Canadian National Railway	1,200	84,603
CI Financial	2,800	81,413
Fairfax Financial Holdings	100	45,688
First Capital Realty	5,100	83,307
Fortis, Cl Common	2,900	94,484
George Weston	1,200	98,040
Intact Financial	1,350	90,519
Metro, Cl A	450	31,622
National Bank of Canada	1,200	56,090
Onex	900	50,780
RioCan ‡	2,500	58,893
Rogers Communications, Cl B	1,200	45,123
Royal Bank of Canada	300	21,297
Shaw Communications, Cl B	3,500	89,872
TELUS	1,700	60,923
TransCanada	1,550	76,396
		1,413,444
CHINA — 0.6%
China BlueChemical	9,000	3,196
China Petroleum & Chemical, Cl H	85,800	74,407
		77,603
COLOMBIA — 0.3%
Banco Davivienda	1,923	29,142
Isagen ESP	6,122	8,093
		37,235
DENMARK — 1.1%
Tryg	737	79,755

33

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
William Demant Holding*	782	$59,269
		139,024
FRANCE — 3.6%
Aeroports de Paris	595	70,427
Air Liquide	654	78,948
Bureau Veritas	2,340	57,877
Danone	1,042	71,203
L'Oreal	77	12,084
Societe BIC	644	80,336
Sodexo	785	75,731
Zodiac Aerospace	160	4,882
		451,488
GERMANY — 2.1%
Fresenius	1,806	92,930
Fresenius Medical Care	1,273	93,435
Hannover Rueckversicherung	920	76,790
		263,155
HONG KONG — 3.8%
Beijing Enterprises Holdings	7,250	59,194
Cheung Kong Infrastructure Holdings	11,000	80,347
China Mobile	8,250	102,651
CLP Holdings	10,250	88,264
Guangdong Investment	25,000	32,886
Kunlun Energy	30,000	39,822
Power Assets Holdings	7,750	74,829
		477,993
ITALY — 0.6%
Snam	13,814	74,699

JAPAN — 4.3%
Aeon	1,250	12,368
Ajinomoto	4,500	84,963
FamilyMart	1,650	66,252
Hankyu Hanshin Holdings	9,500	55,856
Lawson	1,000	67,837
Nippon Telegraph & Telephone	1,200	74,663
Nitori Holdings	1,900	120,414
Taisho Pharmaceutical Holdings	300	21,057
Tobu Railway	1,000	5,059
Tokyo Gas	1,000	5,764
USS	2,000	31,476
		545,709
LUXEMBOURG — 0.7%
SES	2,703	93,319

MALAYSIA — 4.6%
Alliance Financial Group	42,000	61,214
AMMB Holdings	32,800	67,627
Berjaya Sports	70,527	77,404
DiGi.Com	37,700	70,968
Genting Malaysia	14,200	18,570
Malayan Banking	24,000	70,803
Maxis Berhad	32,600	66,810
Public Bank	13,800	77,784
Sime Darby Berhad	23,600	69,452
		580,632
NETHERLANDS — 0.8%
Koninklijke Ahold	756	12,662
Koninklijke Vopak	1,156	57,972

34

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Unilever	895	$34,689
		105,323
NEW ZEALAND — 0.3%
Contact Energy	8,662	42,021

SINGAPORE — 2.9%
ComfortDelGro	33,500	68,876
Singapore Press Holdings	25,500	84,995
Singapore Technologies Engineering	22,500	65,690
Singapore Telecommunications	26,000	76,525
StarHub	22,000	70,715
		366,801
SOUTH AFRICA — 0.0%
AngloGold Ashanti	287	2,398

SOUTH KOREA — 0.8%
Dongbu Insurance	914	51,098
KT&G	537	47,548
		98,646
SWEDEN — 1.0%
Elekta, Cl B	4,736	48,567
TeliaSonera	10,406	72,059
		120,626
SWITZERLAND — 3.3%
Kuehne + Nagel International	496	64,644
Nestle SA	1,155	84,701
Novartis AG	596	55,310
Schindler Holding	290	39,243
Swiss Prime Site	1,030	78,308
Swisscom	161	94,913
		417,119
TAIWAN — 2.2%
China Steel	62,000	53,489
Chunghwa Telecom ADR	2,800	84,952
Taiwan Mobile	12,000	38,939
Taiwan Semiconductor Manufacturing ADR	4,350	95,787
		273,167
UNITED KINGDOM — 8.4%
AstraZeneca PLC	775	56,612
Babcock International Group PLC	1,511	26,520
Centrica PLC	14,251	69,117
Compass Group PLC	5,447	87,919
Diageo	2,380	70,192
G4S PLC	7,716	31,583
GlaxoSmithKline PLC	3,213	72,658
National Grid PLC	6,513	96,652
Next PLC	764	78,873
Pearson PLC	3,695	69,157
Reckitt Benckiser Group PLC	1,037	87,339
Severn Trent PLC	2,077	66,388
SSE PLC	3,350	85,863
United Utilities Group	6,991	95,834
Whitbread PLC	420	29,358
WM Morrison Supermarkets PLC	11,861	29,450
		1,053,515
TOTAL FOREIGN COMMON STOCK		8,199,032

COMMON STOCK — 33.5%

CONSUMER DISCRETIONARY — 3.3%
AutoZone *	150	83,028

35

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
McDonald's	850	$79,671
PetSmart	1,200	86,820
Thomson Reuters	2,400	89,288
TJX	1,200	75,984
		414,791
CONSUMER STAPLES — 8.9%
Campbell Soup	1,250	55,212
Church & Dwight	350	25,343
Clorox	900	89,550
Coca-Cola	1,850	77,478
Colgate-Palmolive	1,300	86,944
Costco Wholesale	150	20,005
Dr Pepper Snapple Group	1,500	103,875
General Mills	1,550	80,538
Hershey	850	81,523
Hormel Foods	550	29,650
Kellogg	1,150	73,554
Kimberly-Clark	750	85,703
McCormick	1,050	74,256
PepsiCo	950	91,362
Procter & Gamble	850	74,180
Wal-Mart Stores	1,050	80,084
		1,129,257
FINANCIALS — 5.3%
American Capital Agency ‡	2,150	48,891
Annaly Capital Management ‡	4,700	53,627
Arch Capital Group *	1,400	78,848
Berkshire Hathaway, Cl B *	600	84,096
Chubb	900	89,424
Marsh & McLennan	300	16,311
RenaissanceRe Holdings	800	82,664
US Bancorp	2,100	89,460
Wells Fargo	600	31,854
WR Berkley	1,750	90,195
		665,370
HEALTH CARE — 2.0%
Cardinal Health	1,350	105,948
Eli Lilly	1,300	86,229
Johnson & Johnson	350	37,723
Patterson	600	25,866
		255,766
INDUSTRIALS — 2.6%
Lockheed Martin	700	133,399
Precision Castparts	300	66,210
Roper Industries	300	47,490
Union Pacific	700	81,515
		328,614
INFORMATION TECHNOLOGY — 0.9%
International Business Machines	300	49,320
Synopsys *	1,500	61,470
		110,790
MATERIALS — 0.4%
Praxair	400	50,396

TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications	295	14,824

UTILITIES — 10.0%
Ameren	150	6,351
American Electric Power	150	8,751

36

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
American Water Works	1,800	$96,066
CMS Energy ‡	1,950	63,706
Consolidated Edison	1,250	79,200
Dominion Resources	1,300	92,690
DTE Energy	1,150	94,484
Duke Energy	1,050	86,257
Entergy	1,100	92,422
Pinnacle West Capital	1,250	76,838
PPL	2,400	83,976
Public Service Enterprise Group	1,300	53,703
SCANA	1,500	82,335
Sempra Energy	800	88,000
Southern	1,950	90,402
Wisconsin Energy	1,700	84,422
Xcel Energy	2,550	85,349
		1,264,952
TOTAL COMMON STOCK		4,234,760

REGISTERED INVESTMENT COMPANIES — 0.5%
iShares MSCI EAFE Index Fund	400	25,580
SPDR S&P 500 ETF	200	40,332
TOTAL REGISTERED INVESTMENT COMPANIES		65,912

TOTAL INVESTMENTS
(Cost $11,722,678)† — 99.0%		12,499,704
OTHER ASSETS AND LIABILITIES, NET — 1.0%		122,786
NET ASSETS — 100.0%		$12,622,490

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2014, is as follows:

					Unrealized
					Appreciation
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
11/28/14	AUD	1,462,200	USD	1,283,692	$(906)
11/28/14	CAD	1,583,500	USD	1,409,483	5,315
11/28/14	CHF	358,150	USD	376,225	3,917
11/28/14	DKK	765,000	USD	130,197	1,381
11/28/14	EUR	863,500	USD	1,094,254	11,998
11/28/14	GBP	610,200	USD	981,073	5,128
11/28/14	HKD	4,033,000	USD	519,887	(169)
11/28/14	JPY	53,735,000	USD	496,906	18,431
11/28/14	NZD	46,500	USD	36,420	258
11/28/14	SEK	852,905	USD	117,622	2,112
11/28/14	SGD	438,000	USD	343,219	2,328
					$49,793

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2014, is as follows:

	Currency to	Currency to	Unrealized
Counterparty	Deliver	Receive	Appreciation
BNY Mellon	(6,676,474)	6,726,149	$49,675
RBC	(62,713)	62,831	118
			$49,793

For the period ended October 31, 2014, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

37

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $11,722,678 and the unrealized appreciation and depreciation were $1,211,174 and $(434,148), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor's

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor's Depositary Receipt

USD — U.S. Dollar

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Australia	$1,384,405	$—	$—	$1,384,405
Belgium	180,710	—	—	180,710
Canada	1,413,444	—	—	1,413,444
China	77,603	—	—	77,603
Colombia	37,235	—	—	37,235
Denmark	139,024	—	—	139,024
France	451,488	—	—	451,488
Germany	263,155	—	—	263,155
Hong Kong	477,993	—	—	477,993
Italy	74,699	—	—	74,699
Japan	545,709	—	—	545,709
Luxembourg	93,319	—	—	93,319
Malaysia	580,632	—	—	580,632
Netherlands	105,323	—	—	105,323
New Zealand	42,021	—	—	42,021
Singapore	366,801	—	—	366,801
South Africa	2,398	—	—	2,398
South Korea	98,646	—	—	98,646
Sweden	120,626	—	—	120,626
Switzerland	417,119	—	—	417,119
Taiwan	234,228	38,939	—	273,167
United Kingdom	1,053,515	—	—	1,053,515
Common Stock
United States	4,234,760	—	—	4,234,760
Registered Investment Companies	65,912	—	—	65,912
Total Investments in Securities	$12,460,765	$38,939	$—	$12,499,704

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$50,868	$—	$50,868
Unrealized Depreciation	—	(1,075)	—	(1,075)
Total Other Financial Instruments	$—	$49,793	$—	$49,793

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

38

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

39

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 52.6%
CONSUMER DISCRETIONARY — 2.8%
Time Warner	3,195	$253,907
Twenty-First Century Fox	5,790	192,054
		445,961
CONSUMER STAPLES — 6.4%
CVS Caremark	5,055	433,770
Mondelez International, Cl A	6,430	226,722
PepsiCo	1,860	178,876
Philip Morris International	2,255	200,718
		1,040,086
ENERGY — 1.8%
Occidental Petroleum	3,350	297,916

FINANCIALS — 13.5%
American International Group	3,690	197,673
Capital One Financial	3,170	262,381
CIT Group	5,485	268,381
CME Group, Cl A	2,470	207,011
Investors Bancorp	15,391	165,453
Marsh & McLennan	3,140	170,722
MetLife	4,175	226,452
Northern Trust	5,335	353,711
NorthStar Realty Finance ‡	17,790	330,538
		2,182,322
HEALTH CARE — 8.8%
Abbott Laboratories	8,105	353,297
AmerisourceBergen, Cl A	2,130	181,923
McKesson	1,435	291,893
UnitedHealth Group	3,110	295,481
Zoetis, Cl A	8,045	298,952
		1,421,546
INDUSTRIALS — 4.8%
Boeing	2,535	316,647
Hexcel *	6,095	255,320
Precision Castparts	895	197,527
		769,494
INFORMATION TECHNOLOGY — 12.3%
Apple	3,756	405,648
Applied Materials	11,970	264,417
Automatic Data Processing	3,080	251,882
Citrix Systems *	3,960	254,351
CommVault Systems *	4,760	211,058
Microsoft	8,075	379,121
Oracle	5,395	210,675
		1,977,152
MATERIALS — 2.2%
EI du Pont de Nemours	2,410	166,651
Praxair	1,460	183,945
		350,596

TOTAL COMMON STOCK		8,485,073

FOREIGN COMMON STOCK — 42.4%

AUSTRALIA — 1.1%
Amcor	16,820	174,707

BELGIUM — 3.5%
Anheuser-Busch InBev	3,625	401,992

40

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
KBC Groep	2,925	$157,118
		559,110
CANADA — 1.2%
Canadian Pacific Railway	910	188,989

FRANCE — 5.6%
BNP Paribas	2,440	153,335
Safran	4,175	264,417
Sanofi	2,315	210,063
Sodexo	2,955	285,077
		912,892
GERMANY — 4.5%
Bayer AG	1,790	256,009
GEA Group	5,635	259,929
Siemens	1,915	215,999
		731,937
IRELAND — 4.0%
Experian PLC	11,980	180,132
Ingersoll-Rand PLC	3,320	207,899
Seagate Technology PLC	4,035	253,519
		641,550
ISRAEL — 1.7%
Check Point Software Technologies*	3,750	278,437

JAPAN — 5.0%
Calbee	4,900	171,619
Nippon Telegraph & Telephone	3,800	236,432
Takeda Pharmaceutical	5,500	238,416
Tokyo Electron	2,500	160,287
		806,754
MEXICO — 1.0%
Kimberly-Clark de Mexico, Cl A	67,500	157,093

NETHERLANDS — 1.5%
Airbus Group	3,990	238,207

SWITZERLAND — 4.0%
Nestle SA	4,445	325,970
Roche Holding AG	1,065	314,283
		640,253
UNITED KINGDOM — 9.3%
Centrica PLC	46,000	223,098
Croda International PLC	4,950	181,992
Imperial Tobacco Group PLC	7,320	317,993
National Grid PLC	16,390	243,226
Rolls-Royce Holdings PLC	9,355	126,708
Royal Bank of Scotland Group PLC*	29,455	183,137
WPP PLC	11,700	228,531
		1,504,685

TOTAL FOREIGN COMMON STOCK		6,834,614

TOTAL INVESTMENTS
(Cost $13,854,140)† — 95.0%		15,319,687
OTHER ASSETS AND LIABILITIES, NET — 5.0%		812,967
NET ASSETS — 100.0%		$16,132,654

41

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global All Cap Fund • Schedule of Investments

October 31, 2014 (unaudited)

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $13,854,140 and the unrealized appreciation and depreciation were $1,693,378 and $(227,831), respectively.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class
PLC — Public Limited Company

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

42

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 24.5%
CONSUMER DISCRETIONARY — 4.2%
American Greetings
7.38%, 12/1/21	$20,000	$21,075
Ameristar Casinos
7.50%, 4/15/21	20,000	21,350
Chrysler Group
8.00%, 6/15/19	20,000	21,425
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,750
Jarden
7.50%, 5/1/17	20,000	21,900
L Brands
8.50%, 6/15/19	20,000	23,900
Lear
4.75%, 1/15/23	20,000	20,050
Neiman Marcus Group
8.00%, 10/15/21 (A)	20,000	21,334
Six Flags Entertainment
5.25%, 1/15/21 (A)	15,000	15,075
WMG Acquisition
6.00%, 1/15/21 (A)	14,000	14,350
		202,209
CONSUMER STAPLES — 2.2%
Anheuser-Busch InBev Worldwide
5.38%, 1/15/20	60,000	68,137
Constellation Brands
7.25%, 5/15/17	20,000	22,300
Herbalife
2.00%, 8/15/19 (A)	21,000	17,693
		108,130
FINANCIALS — 8.5%
Bank of America
2.00%, 1/11/18	112,000	112,279
CIT Group
5.00%, 5/15/17	20,000	20,950
International Lease Finance
5.75%, 5/15/16	20,000	20,850
John Deere Capital MTN
2.25%, 4/17/19	75,000	75,831
JPMorgan Chase
1.80%, 1/25/18	110,000	109,969
Neuberger Berman Group
5.63%, 3/15/20 (A)	20,000	20,900
Simon Property Group
1.50%, 2/1/18 (A)	50,000	49,688
		410,467
INDUSTRIALS — 3.2%
Bombardier
7.50%, 3/15/18 (A)	20,000	22,200
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	55,877
Case New Holland
7.88%, 12/1/17	20,000	22,450
Dana Holding
6.50%, 2/15/19	20,000	20,775
Iron Mountain
8.38%, 8/15/21	11,000	11,440

43

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Schaeffler Finance
7.75%, 2/15/17 (A)	$20,000	$22,000
		154,742
INFORMATION TECHNOLOGY — 2.7%
Denali Borrower
5.63%, 10/15/20 (A)	20,000	21,212
Jabil Circuit
5.63%, 12/15/20	20,000	21,400
Oracle
5.00%, 7/8/19	75,000	84,390
		127,002
MATERIALS — 1.5%
Aleris International
7.63%, 2/15/18	20,000	20,600
First Quantum Minerals
7.00%, 2/15/21 (A)	11,000	10,794
6.75%, 2/15/20 (A)	11,000	10,642
FMG Resources August 2006 PTY
6.88%, 2/1/18 (A)	8,889	9,111
NOVA Chemicals
8.63%, 11/1/19	20,000	20,863
		72,010
TELECOMMUNICATION SERVICES — 1.7%
SBA Telecommunications
5.75%, 7/15/20	20,000	20,900
Sprint Nextel
6.00%, 12/1/16	20,000	21,175
T-Mobile USA
6.63%, 11/15/20	20,000	21,075
6.46%, 4/28/19	20,000	20,850
		84,000
UTILITIES — 0.5%
AES
7.38%, 7/1/21	20,000	22,819
TOTAL CORPORATE OBLIGATIONS		1,181,379

CONVERTIBLE BONDS — 22.3%
American Realty Capital Properties
3.000%, 08/1/18	31,000	28,171
Annaly Capital Management
5.000%, 05/15/15	165,000	166,237
Artis Real Estate Investment Trust
5.750%, 06/30/18	3,000	3,122
BPZ Resources
6.500%, 03/1/15	8,000	7,780
Cardtronics
1.000%, 12/1/20 (A)	28,000	27,405
Cervus Equipment
6.000%, 07/31/17	2,000	1,832
Chesapeake Energy
2.250%, 12/15/38	20,000	18,950
Ciena
0.875%, 06/15/17	14,000	13,554
Colony Financial
5.000%, 04/15/23	43,000	43,860
DryShips
5.000%, 12/1/14	91,300	90,387
Dundee International
5.500%, 07/31/18	25,000	22,668

44

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
Energy XXI Bermuda
3.000%, 12/15/18 (A)	$28,000	$19,897
Exelixis
4.250%, 08/15/19	41,000	23,780
Gain Capital Holdings
4.125%, 12/1/18 (A)	11,000	11,351
IAS Operating Partnership
5.000%, 03/15/18 (A)	21,000	19,950
Ixia
3.000%, 12/15/15	139,000	137,871
Ligand Pharmaceuticals
0.750%, 08/15/19 (A)	32,000	32,280
ModusLink Global Solutions
5.25%, 3/1/19 (A)	1,000	881
Pengrowth Energy
6.250%, 12/31/14	6,000	5,334
Pennymac
5.375%, 05/1/20	75,000	72,750
Prospect Capital
6.250%, 12/15/15	118,000	121,909
4.750%, 04/15/20 (A)	25,000	24,250
Redwood Trust
4.625%, 04/15/18	20,000	19,862
SINA
1.000%, 12/1/18 (A)	26,000	23,790
Solazyme
5.000%, 10/1/19	10,000	7,844
SunPower
0.875%, 06/1/21 (A)	18,000	18,281
TCP Capital
5.250%, 12/15/19 (A)	7,000	6,956
Transglobe Apartment Real Estate Investment Trust
5.400%, 09/30/18	19,000	17,718
Vivus
4.500%, 05/1/20 (A)	49,000	34,484
Volcano
1.750%, 12/1/17	52,000	44,005
Web.com Group
1.000%, 08/15/18	10,000	9,306

TOTAL CONVERTIBLE BONDS		1,076,465

REGISTERED INVESTMENT COMPANIES — 19.0%
Highland/iBoxx Senior Loan ETF	6,900	134,826
iShares Barclays 20+ Year Treasury Bond Fund	100	11,925
iShares Gold Bullion ETF	6,400	59,000
iShares JP Morgan Emerging Markets Bond Fund	700	80,276
iShares Lehman 3-7 Year Treasury Bond ETF	1,600	195,760
iShares S&P U.S. Preferred Stock Index Fund	2,100	83,475
Pennant Park Floating Rate Closed End Management Investment Company	9,750	136,890
SPDR Barclays Short Term High Yield Bond ETF	2,800	83,860
SPDR S&P 500 ETF	600	120,996
The Energy Select Sector ETF	100	8,742
TOTAL REGISTERED INVESTMENT COMPANIES		915,750

45

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCK — 16.2%

CONSUMER DISCRETIONARY — 0.1%
Dick's Sporting Goods	100	$4,537

ENERGY — 1.2%
Canadian Natural Resources	600	20,938
Canyon Services Group	400	3,865
Cenovus Energy	700	17,322
Suncor Energy	400	14,203
		56,328
FINANCIALS — 12.8%
American Realty Capital Properties ‡	3,100	27,497
Annaly Capital Management ‡	4,900	55,909
Bank of Nova Scotia	2,500	153,099
Berkshire Hathaway, Cl B *	600	84,096
Brookfield Asset Management, Cl A	100	4,895
Canadian Imperial Bank of Commerce	1,800	164,325
Royal Bank of Canada	1,800	127,783
		617,604
INDUSTRIALS — 0.1%
KBR	400	7,632

INFORMATION TECHNOLOGY — 0.3%
Oracle	200	7,810
QUALCOMM	100	7,851
		15,661
MATERIALS — 0.1%
Freeport-McMoRan Copper & Gold	100	2,850
Teck Resources, Cl B	100	1,580
		4,430
UTILITIES — 1.6%
Capital Power	700	15,888
TransAlta	2,300	22,366
TransAlta Renewables	3,600	38,809
		77,063

TOTAL COMMON STOCK		783,255

PREFERRED STOCK — 6.2%
Brookfield Office Properties *	171	3,817
Chesapeake Energy *(A)	53	58,267
Dominion Resources *	1,200	60,420
Health Care *	100	6,202
SandRidge Energy *	1,155	100,808
TransAlta	219	3,088
Tyson Foods *	1,300	65,702

TOTAL PREFERRED STOCK		298,304
U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
3.75%, 11/15/43	$65,000	73,745
3.63%, 8/15/43 to 2/15/44	101,000	112,055
2.88%, 5/15/43	78,000	75,087
TOTAL U.S. TREASURY OBLIGATIONS		260,887

46

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	NUMBER OF WARRANTS	VALUE
WARRANTS — 0.1%
General Motors, Expires 12/31/15 *	7,644	$6,039
TOTAL WARRANTS		6,039
TOTAL INVESTMENTS
(Cost $4,520,829)†— 93.7%		4,522,079
OTHER ASSETS AND LIABILITIES, NET — 6.3%		305,757
NET ASSETS — 100.0%		$4,827,836

A list of the open forward foreign currency exchange contracts held by the Fund at October 31, 2014, is as follows(1):

					Unrealized
Settlement Date	Currency to Deliver		Currency to Receive		Appreciation
11/28/14	CAD	787,935	USD	701,378	$2,677

(1) Counterparty is BNY Mellon.

For the period ended October 31, 2014, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $4,520,829 and the unrealized appreciation and depreciation were $121,891 and $(120,641), respectively.

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2014, these securities amounted to $512,791 or 10.6% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
*	Non-income producing security.
‡	Real Estate Investment Trust.

BNY — Bank of New York Mellon

CAD — Canadian Dollar

Cl — Class

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

MTN — Medium Term Note

PTY — Proprietary

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

47

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

October 31, 2014 (unaudited)

The following is a list of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	(1)	Total
Corporate Obligations	$—	$1,160,516	$20,863		$1,181,379
Convertible Bonds	—	1,076,465	—		1,076,465
Registered Investment Companies	915,750	—	—		915,750
Common Stock	783,255	—	—		783,255
Preferred Stock	9,290	289,014	—		298,304
U.S. Treasury Obligations	—	260,887	—		260,887
Warrant	—	6,039	—		6,039
Total Investments in Securities	$1,708,295	$2,792,921	$20,863		$4,522,079

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$2,677	$—	$2,677

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

48

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.1%

CONSUMER DISCRETIONARY — 14.2%
Brinker International	2,225	$119,349
CST Brands	2,508	95,931
Dana Holding	3,359	68,725
Express *	3,887	58,188
Iconix Brand Group *	2,853	114,149
Life Time Fitness *	2,082	116,113
Morningstar	1,361	92,888
Papa John's International	1,731	80,942
Service International	5,310	116,130
Steven Madden *	2,089	65,490
Visteon *	790	74,181
		1,002,086
CONSUMER STAPLES — 2.5%
B&G Foods	3,583	105,555
Ingredion	907	70,066
		175,621
ENERGY — 1.9%
Dril-Quip *	800	71,960
Oil States International *	1,088	64,997
		136,957
FINANCIALS — 19.5%
Arthur J Gallagher	2,466	117,628
Bank of Hawaii	1,582	92,626
BankUnited	4,145	123,936
Blackstone Mortgage Trust, Cl A ‡	2,426	67,734
Brookline Bancorp	6,539	62,709
Capitol Federal Financial	5,822	74,580
CBOE Holdings	921	54,284
CubeSmart ‡	1,981	41,700
CVB Financial	4,599	72,572
First Financial Bancorp	3,246	56,935
First Republic Bank	1,826	92,998
Huntington Bancshares	7,251	71,857
Interactive Brokers Group, Cl A	1,354	34,960
Investors Bancorp	12,882	138,482
NorthStar Realty Finance ‡	3,872	71,942
Northwest Bancshares	4,558	58,479
Umpqua Holdings	5,104	89,830
Waddell & Reed Financial, Cl A	1,252	59,770
		1,383,022
HEALTH CARE — 14.1%
Alkermes PLC *	2,693	136,131
Bio-Rad Laboratories, Cl A *	579	65,323
Bio-Reference Labs *	3,111	93,455
Catamaran *	2,220	105,827
Integra LifeSciences Holdings *	2,729	139,479
Sirona Dental Systems *	1,057	83,027
Teleflex	830	94,720
Tornier *	1,419	39,661
WellCare Health Plans *	1,943	131,871
Wright Medical Group *	3,430	108,457
		997,951
INDUSTRIALS — 22.7%
AGCO	1,189	52,685
Allison Transmission Holdings, Cl A	3,525	114,492
Armstrong World Industries *	2,491	120,614
Civeo	1,990	24,258

49

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

DESCRIPTION	SHARES	VALUE
Curtiss-Wright	955	$66,096
Genesee & Wyoming, Cl A *	1,063	102,261
Herman Miller	1,471	47,072
Hexcel *	2,667	111,721
Jacobs Engineering Group *	1,334	63,298
Kennametal	348	13,436
Masco	4,406	97,240
Mueller Industries	4,076	132,307
Mueller Water Products, Cl A	8,559	84,477
Simpson Manufacturing	1,912	63,249
Wabtec	2,234	192,794
Waste Connections	2,366	118,063
Werner Enterprises	2,818	77,608
Woodward	2,366	121,163
		1,602,834
INFORMATION TECHNOLOGY — 12.6%
ANSYS *	890	69,918
Check Point Software Technologies *	1,053	78,185
CommVault Systems *	1,602	71,033
Cypress Semiconductor	8,846	87,664
EVERTEC	3,795	86,147
Harmonic *	13,388	89,298
National Instruments	3,003	95,135
Teradyne	3,677	67,657
Total System Services	3,649	123,300
Travelzoo *	1,535	20,093
Veeco Instruments *	2,773	99,800
		888,230
MATERIALS — 6.2%
Chemtura *	2,332	54,312
Flotek Industries *	3,726	82,568
Methanex	1,426	84,619
Reliance Steel & Aluminum	530	35,764
Rock Tenn, Cl A	1,725	88,234
Silgan Holdings	1,944	95,567
		441,064
TELECOMMUNICATION SERVICES — 0.3%
Lumos Networks	1,366	23,495
UTILITIES — 4.1%
Great Plains Energy	3,903	105,108
Vectren	2,162	97,182
Westar Energy, Cl A	2,369	89,572
		291,862
TOTAL COMMON STOCK		6,943,122
TOTAL INVESTMENTS
(Cost $6,306,260)† — 98.1%		6,943,122
OTHER ASSETS AND LIABILITIES, NET — 1.9%		133,764
NET ASSETS — 100.0%		$7,076,886

†	At October 31, 2014, the tax basis cost of the Fund’s investments was $6,306,260 and the unrealized appreciation and depreciation were $772,627 and $(135,765), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

50

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Small-Mid Cap Equity Fund • Schedule of Investments

October 31, 2014 (unaudited)

Cl — Class
PLC — Public Limited Company

As of October 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

51

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — October 31, 2014 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities with sixty days or less remaining until maturity may be valued at amortized cost. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

52

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — October 31, 2014 (unaudited)

As of October 31, 2014, there were foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended October 31, 2014, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

53

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

54

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: December 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Date: December 16, 2014

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date: December 16, 2014

* Print the name and title of each signing officer under his or her signature.